Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct. 01, 2011
Emerging Economies Fund (Prospectus Summary): | Emerging Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Emerging Economies Fund.
Supplement Text	ck0000719423_SupplementTextBlock	VALIC COMPANY I Supplement to the Statutory Prospectus dated October 1, 2011 Emerging Economies Fund.
Investment Strategy, Heading	rr_StrategyHeading	Effective October 1, 2011, Fund Summary disclosure with respect to the “Principal Investment Strategies of the Fund” section is amended by adding the following as the last paragraph:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	“The Fund may also invest in depositary receipts.”
Risk, Heading	rr_RiskHeading	Additionally, Fund Summary disclosure with respect to the “Principal Risks of Investing in the Fund” section is amended to include the following disclosure “Depositary Receipts Risk” as a principal investment risk of the Fund:
Risk, Narrative	rr_RiskNarrativeTextBlock

“Depositary Receipts Risk : Depositary receipts are generally subject to the same risks as foreign securities. Unlike sponsored depositary receipts, the issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, such information may not be reflected in the market value of such depositary receipts.”

Emerging Economies Fund | Emerging Economies Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VCGEX